Income Tax Expense - Difference Between Income Taxes Computed using the Statutory Corporate Income Tax Rates and the Recorded Income Taxes (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at statutory income tax rate	₩ 1,083,029	₩ 823,124	₩ 506,804
Non-taxable income	(19,450)	(40,080)	(38,989)
Non-deductible expenses	26,724	31,285	52,648
Tax credit and tax reduction	(17,580)	(34,300)	(29,484)
Changes in unrecognized deferred taxes	(177,902)	31,857	(84,276)
Changes in tax rate	(3,983)	43,977	1,736
Income tax refund etc.	(46,860)	(110,209)	27,599
Income tax expense	₩ 843,978	₩ 745,654	₩ 436,038